Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2015	May. 18, 2015	May. 13, 2015	Dec. 31, 2014	Dec. 31, 2013
Redeemable convertible preferred stock, liquidation preference (in dollars)	$ 0			$ 6,777,338
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	15,000,000	10,000,000
Common stock, shares issued	8,124,923			8,124,923	2,666,666
Common stock, shares outstanding	2,874,330			2,874,330
Series A redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	0			3,017,488	0
Redeemable convertible preferred stock, shares issued				3,015,902
Redeemable convertible preferred stock, shares outstanding	0		0	3,015,902
Redeemable convertible preferred stock, liquidation preference (in dollars)				$ 6,777,338
Pro Forma
Redeemable convertible preferred stock, shares issued				0
Redeemable convertible preferred stock, shares outstanding				0
Common stock, shares issued				5,259,923
Common stock, shares outstanding				5,259,923